FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	0 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities [Absract]
Schedule of Accounts Receivable Securitization
The following table summarizes the net balance outstanding due to outstanding securitization programs:

	As of and for the year ended December 31,
	2014	2013
	(U.S. $ in millions)

Sold receivables at the beginning of the year	$590	$535

Proceeds from sale of receivables	4,287	3,662

Cash collections (remitted to the owner of the receivables)	(4,202)	(3,635)

Effect of currency exchange rate changes	(90)	28

Sold receivables at the end of the year	$585	$590

Financial Instruments And Risk Management Tables [Abstract[
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
b. Derivative instrument disclosure:

The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:

	December 31,
	2014	2013

	(U.S. $ in millions)

Interest rate swap - fair value hedge *	$1,750	$2,500

Cross currency swap - cash flow hedge	1,875	1,875

Forecasted transactions - cash flow hedge	280	300

*In October 2014, Teva terminated an interest rate swap agreement, designated as a fair value hedge, with respect to $500 million notional amount.

The following table summarizes the classification and fair values of derivative instruments:
	Fair value
	Designated as hedging instruments		Not designated as hedging instruments
	December 31, 2014	December 31, 2013		December 31, 2014		December 31, 2013

Reported under	U.S. $ in millions

Asset derivatives:
Other current assets:
Cross currency swaps - cash flow hedge	$14	$-	$		$
Interest rate swaps - fair value hedge	-	2
Option and forward contracts -cash flow hedge	14	3
Option and forward contracts				68		25
Other non-current assets:
Cross currency swaps - cash flow hedge	6	-

Liability derivatives:
Other current liabilities:
Option and forward contracts -cash flow hedge	(1)	(8)
Option and forward contracts				(53)		(9)
Senior notes and loans:
Cross currency swaps - cash flow hedge	-	(203)
Interest rate swaps - fair value hedge	(43)	(233)